Document and Entity Information	12 Months Ended
Sep. 21, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	ING MUTUAL FUNDS
Central Index Key	0000895430
Amendment Flag	false
Document Creation Date	Sep. 21, 2012
Document Effective Date	Sep. 21, 2012
Prospectus Date	Feb. 29, 2012